Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements inputs at their measurement - Level 3 - Tortoise Acquisition Corp. II [Member] - $ / shares
	1 Months Ended	5 Months Ended
	Sep. 15, 2020	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements inputs at their measurement [Line Items]
Volatility	22.60%	47.50%
Probability of success of a Business Combination	80.00%	80.00%
Stock price (in Dollars per share)	$ 9.69	$ 10.65
Expected life of the options to convert	6 years	5 years 6 months
Risk-free rate	0.37%	0.43%
Dividend yield	0.00%	0.00%